Revenue (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of disaggregation of revenue from contracts with customers [line items]
Upfront revenue recognition	€ 30,348	€ 22,360	€ 8,635
Milestone revenue recognition	3,021	28,085	11,440
Research and development service fees (FTE)	3,056	19,338	1,407
Total revenue	36,425	69,783	21,482
Janssen
Disclosure of disaggregation of revenue from contracts with customers [line items]
Upfront revenue recognition	29,818	20,056
Milestone revenue recognition	2,333	1,569
Research and development service fees (FTE)	2,807	18,968
AbbVie
Disclosure of disaggregation of revenue from contracts with customers [line items]
Upfront revenue recognition	497	761	8,455
Milestone revenue recognition	671	26,494	10,510
AgomAb
Disclosure of disaggregation of revenue from contracts with customers [line items]
Upfront revenue recognition		1,499
Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Upfront revenue recognition	33	44	180
Milestone revenue recognition	17	22	930
Research and development service fees (FTE)	€ 249	€ 370	€ 1,407